Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Discontinued Operations [Abstract]
Schedule of Discontinued Operations, Net of Tax	The comparative consolidated statements of operations have been represented to show the discontinued operations separately from continuing operations. Details of the results from discontinued operations, net of tax are set out below:
	For the Six Months Ended June 30,
	2022*	2023
Interest income	$147	$-
Interest cost and operating expenses	(1,177)	-
Loss from discontinued operations before income tax	(1,030)	-
Income tax expense	(1)	-
Net Loss from discontinued operations, net	$(1,031)	$-
*	The result of discontinued operations included those of discontinued operations from January 1, 2022 to March 1, 2022.
The comparative consolidated statements of operations have been represented to show the discontinued operations separately from continuing operations. Details of the results from discontinued operations, net of tax are set out below:
	For the years ended December 31,
	2020	2021	2022*

Interest income	$3,280	$1,884	$142
Interest cost	(5,916)	(7,322)	(457)
Net interest loss	(2,636)	(5,438)	(315)

Operating expenses
Selling expenses	(535)	(235)	(22)
General and administrative expenses	(11,168)	(12,998)	(760)
Total operating expenses	(11,703)	(13,233)	(782)

Operating loss	(14,339)	(18,671)	(1,097)

Other income (expenses)
Financial expenses, net	(719)	(604)	(70)
Investment income/(loss)	(1,778)	6	-
Other income, net	553	878	174
Total other (expenses) income, net	(1,944)	280	104

Loss before income tax expense	(16,283)	(18,391)	(993)
Income tax expense	(114)	(9,291)	(1)
Loss from discontinued operations, net	(16,397)	(27,682)	(994)

Less: Net loss attributable to non-controlling interests	(1)	(19)	-

Net loss from discontinued operations attributable to SunCar’s ordinary shareholders	$(16,396)	$(27,663)	$(994)
*	The result of discontinued operations included those of discontinued operations from January 1, 2022 to March 1, 2022.

Schedule of classes of assets and liabilities of discontinued operations	The carrying amount of the major classes of assets and liabilities of discontinued operations presented in the consolidated balance sheets as of December 31, 2021 and 2022 consisted of the following:
	As of December 31,
	2021	2022

ASSETS
Current assets
Cash	$570	$-
Prepaid expenses and other current assets	3,305	-
Total current assets	3,875	-

Noncurrent assets
Long-term investment	169	-
Long-term receivables	4,597	-
Property, plant and equipment, net	234	-
Total noncurrent assets	5,000	-

TOTAL ASSETS	8,875	-

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Short-term loan	1,569	-
Accounts payable	161	-
Advance from customers	470	-
Accrued expenses and other current liabilities	15,726	-
Tax payable	9,408	-
Total current liabilities	27,334	-

Noncurrent liabilities
Other long-term liabilities	52,659	-
Total noncurrent liabilities	52,659	-

Total liabilities	$79,993	$-